Goodwill And Other Intangible Assets (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill And Other Intangible Assets
Amortization expense for definite-life intangible assets for the year	$ 4,626	$ 5,186	$ 2,728
Estimated amortization expense in 2018	3,002
Estimated amortization expense in 2019	2,489
Estimated amortization expense in 2020	2,009
Estimated amortization expense in 2021	1,535
Estimated amortization expense in 2022	1,074
Write-offs of fully amortized finite-lived intangible assets	$ 2,273	$ 117
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	8 years 6 months
Customer Lists And Relationships [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	9 years 2 months 12 days
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Finite-lived intangible assets - weighted average useful life	4 years 2 months 12 days